Cover	Dec. 18, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2025
Entity File Number	814-00757
Entity Registrant Name	FS KKR Capital Corp
Entity Central Index Key	0001422183
Entity Tax Identification Number	26-1630040
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3025 JFK Boulevard
Entity Address, Address Line Two	Suite #500
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FSK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112